Loss per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Summary of Loss per Share

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Loss for the year, attributable to the shareholders of the parent	(31,283)	(55,911)	(43,289)	(68,341)
Weighted average number of ordinary shares	629,121,235	601,195,247	626,823,384	599,884,824
Basic and diluted loss per share, U.S. $	(0.05)	(0.09)	(0.07)	(0.11)
Weighted average number of ADSs (1 ADS representing 20 ordinary shares)	31,456,062	30,059,762	31,341,169	29,994,241
Basic and diluted loss per ADS, U.S. $	(0.99)	(1.86)	(1.38)	(2.28)

Summary of Potential Dilutive Securities that were not Included in Diluted Loss per Share Calculations

Potential dilutive securities that were not included in the diluted loss per share calculations because they would be anti-dilutive were as follows:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Restricted stock units representing ordinary shares	44,745,260	34,611,500	44,745,260	34,611,500
Stock options representing ordinary shares	15,138,320	10,573,080	15,138,320	10,573,080
Convertible Notes(1)	359,462,635	400,616,344	359,462,635	400,616,344

(1) The number of potential dilutive shares from the Convertible Notes are calculated assuming the most advantageous conversion price from the standpoint of the holder and assuming all capitalized interest at maturity will be settled with shares or ADSs, and after considering the repurchases and cancellations of an aggregate amount of $42.9 million Convertible Notes that occurred on October 3, 2025. For further details on the Convertible Notes, the conversion price reset mechanism and the repurchases and cancellations see Note 19 Interest-bearing Loans and Borrowings.